Basis of Presentation and Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and Significant Accounting Policies
Basis of Presentation and Significant Accounting Policies

Basis of Presentation
We prepared this Quarterly Report on Form 10-Q under the rules and regulations of the United States Securities and Exchange Commission (SEC) and in accordance with United States generally accepted accounting principles (U.S. GAAP) as it applies to interim financial statements. Because this is an interim period report presented using a condensed format, it does not include all of the disclosures required by U.S. GAAP and should be read along with our 2014 Annual Report on Form 10-K. The condensed consolidated financial statements as of March 31, 2015 and 2014 are unaudited. The consolidated balance sheet as of December 31, 2014 has been derived from the audited consolidated balance sheet included in our 2014 Annual Report on Form 10-K.  In our opinion, all adjustments which are of a normal, recurring nature are reflected to fairly present these interim period results. Our financial statements for prior periods include reclassifications that were made to conform to the current period presentation, none of which impacted our reported net income or member’s equity.  The results for any interim period are not necessarily indicative of the expected results for the entire year.
Significant Accounting Policies
There were no changes in significant accounting policies as described in the 2014 Annual Report on Form 10-K other than as further described in Note 3, Income Taxes.
New Accounting Pronouncements Issued But Not Yet Adopted
The following accounting standards have been issued but not yet been adopted.
Debt Issuance Costs. In April 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2015-03, Simplifying the Presentation of Debt Issuance Costs, which will require us to present unamortized debt issue costs on our balance sheet as a direct deduction from the associated debt liability. Retrospective application of this standard is required beginning in the first quarter of 2016.

Revenue Recognition.  In May 2014, the FASB issued Accounting Standards Update No. 2014-09, Revenue from Contracts with Customers, which clarifies the principles for recognizing revenue and develops a common revenue standard for U.S. GAAP and International Financial Reporting Standards. Retrospective application of this standard is required beginning in the first quarter of 2017.  In April 2015, the FASB proposed a deferral of the new revenue standard by one year, with the option of early adoption in 2017. We are currently evaluating the impact, if any, that this update will have on our financial statements.

1.  Basis of Presentation and Significant Accounting Policies

Basis of Presentation and Consolidation

EP Energy LLC (the successor) was formed as a Delaware limited liability company on March 23, 2012 by investment funds affiliated with and managed by Apollo Global Management LLC (together with its subsidiaries, Apollo) and other private equity investors (collectively, the Sponsors). On April 24, 2012, we issued approximately $2.75 billion in private placement notes.  Proceeds from these notes, along with other sources, were used by the Sponsors to acquire EP Energy Global LLC (formerly known as EP Energy Corporation and EP Energy, L.L.C. after its conversion into a Delaware limited liability company) and subsidiaries for approximately $7.2 billion on May 24, 2012, from El Paso Corporation (El Paso) immediately prior to and in connection with its merger with Kinder Morgan, Inc. (KMI) which is further described in Note 2. The acquired entities engage in the exploration for and the acquisition, development, and production of oil, natural gas and NGLs in the United States.  EP Energy Global LLC constituted the oil and natural gas operations of El Paso prior to the Acquisition. Hereinafter, we refer to the May 24, 2012 transaction as the Acquisition and the acquired entities prior to the Acquisition are referred to as the predecessor for financial accounting and reporting purposes.

Our consolidated financial statements are prepared in accordance with United States generally accepted accounting principles (U.S. GAAP) and include the accounts of all consolidated subsidiaries after the elimination of all significant intercompany accounts and transactions. Predecessor periods reflect reclassifications to conform to EP Energy LLC’s financial statement presentation.

We consolidate entities when we have the ability to control the operating and financial decisions of the entity or when we have a significant interest in the entity that gives us the ability to direct the activities that are significant to that entity. The determination of our ability to control, direct or exert significant influence over an entity involves the use of judgment. We apply the equity method of accounting where we can exert significant influence over, but do not control or direct the policies, decisions and activities of an entity.

Our oil and natural gas properties are managed as a whole in one operating segment rather than through discrete operating segments or business units. We track basic operational data by area and allocate capital resources on a project-by-project basis across our entire asset base without regard to individual areas.  We assess financial performance as a single enterprise and not on a geographical area basis.

New Accounting Pronouncements Issued But Not Yet Adopted

The following accounting standards have been issued but not yet been adopted.

Revenue Recognition.  In May 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2014-09, Revenue from Contracts with Customers, which clarifies the principles for recognizing revenue and develops a common revenue standard for U.S. GAAP and International Financial Reporting Standards.  Retrospective application of this standard is required beginning in the first quarter of 2017.  We are currently evaluating the impact, if any, that this update will have on our financial statements.

Discontinued Operations.  In April 2014, the FASB issued Accounting Standards Update No. 2014-08, Presentation of Financial Statements and Property, Plant, and Equipment: Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity, which alters the criteria under which assets to be disposed of are evaluated for reporting as a discontinued operation.  While early adoption of this update is permitted, prospective application is required in the first quarter of 2015.  Accordingly, the update will not impact our historical presentation of assets as discontinued operations. The revised standard will (i) raise the threshold for divestitures to qualify as discontinued operations and (ii) require new disclosures for both discontinued operations and material divestitures which do not qualify as discontinued operations.

Significant Accounting Policies

Use of Estimates

The preparation of our financial statements requires the use of estimates and assumptions that affect the amounts we report as assets, liabilities, revenues and expenses and our disclosures in these financial statements. Actual results can, and often do, differ from those estimates.

Revenue Recognition

Our revenues are generated primarily through the physical sale of oil, natural gas and NGLs. Revenues from sales of these products are recorded upon delivery and the passage of title using the sales method, net of any royalty interests or other profit interests in the produced product. Revenues related to products delivered, but not yet billed, are estimated each month. These estimates are based on contract data, commodity prices and preliminary throughput and allocation measurements. When actual sales volumes exceed our entitled share of sales volumes, an overproduced imbalance occurs. To the extent the overproduced imbalance exceeds our share of the remaining estimated proved natural gas reserves for a given property, we record a liability.

Costs associated with the transportation and delivery of production are included in transportation costs.  We also purchase and sell natural gas on a monthly basis to manage our overall natural gas production and sales. These transactions are undertaken to optimize prices we receive for our natural gas, to physically move gas to its intended sales point, or to manage firm transportation agreements. Revenue related to these transactions are recorded in natural gas sales in operating revenues and associated purchases reflected in natural gas purchases in operating expenses on our consolidated income statement.

For the years ended December 31, 2014 and 2013 and the successor period in 2012, we had two customers that individually accounted for 10 percent or more of our total revenues.  The predecessor period in 2012 had three customers that individually accounted for 10 percent or more of total revenues.  The loss of any one customer would not have an adverse effect on our ability to sell our oil, natural gas and NGLs production.

Cash and Cash Equivalents

We consider short-term investments with an original maturity of less than three months to be cash equivalents.  As of December 31, 2014 and 2013, we had less than $1 million, of restricted cash in other current assets to cover escrow amounts required for leasehold agreements in our operations.

Allowance for Doubtful Accounts

We establish provisions for losses on accounts receivable and for natural gas imbalances with other parties if we determine that we will not collect all or part of the outstanding balance. We regularly review collectability and establish or adjust our allowance as necessary using the specific identification method.

Oil and Natural Gas Properties

Successful Efforts (Successor). In conjunction with the Acquisition, we began applying the successful efforts method of accounting for oil and natural gas exploration and development activities.

Under the successful efforts method, (i) lease acquisition costs and all development costs are capitalized and exploratory drilling costs are capitalized until results are determined, (ii) other non-drilling exploratory costs, including certain geological and geophysical costs such as seismic costs and delay rentals, are expensed as incurred, (iii) certain internal costs directly identified with the acquisition, successful drilling of exploratory wells and development activities are capitalized, and (iv) interest costs related to financing oil and natural gas projects actively being developed are capitalized until the projects are evaluated or substantially complete and ready for their intended use if the projects were evaluated as successful.

The provision for depreciation, depletion, and amortization is determined on a basis identified by common geological structure or stratigraphic conditions applied to total capitalized costs plus future abandonment costs net of salvage value, using the unit of production method.  Lease acquisition costs are amortized over total proved reserves, and other exploratory drilling and all developmental costs are amortized over total proved developed reserves.

We evaluate capitalized costs related to proved properties at least annually or upon a triggering event to determine if impairment of such properties is necessary.  Our evaluation of recoverability is made based on common geological structure or stratigraphic conditions and considers estimated future cash flows for all proved developed (producing and non-producing) and proved undeveloped reserves in comparison to the carrying amount of the proved properties. If the carrying amount of a property exceeds the estimated undiscounted future cash flows, the carrying amount is reduced to estimated fair value through a charge to income. Fair value is calculated by discounting the future cash flows based on estimates of future oil and gas production, estimated or published commodity prices as of the date of the estimate, adjusted for geographical location, contractual and quality differentials, estimates of future operating and development costs, and a risk-adjusted discount rate. The discount rate is based on rates utilized by market participants that are commensurate with the risks inherent in the development and production of the underlying crude oil and natural gas. Leasehold acquisitions costs associated with non-producing areas are assessed for impairment by major prospect area based on our estimates or current drilling plans.

Full Cost (Predecessor). Prior to the Acquisition, the predecessor used the full cost method to account for their oil and natural gas properties. Under the full cost method, substantially all costs incurred in connection with the acquisition, development and exploration of oil and natural gas reserves were capitalized on a country-by-country basis. These capitalized amounts included the costs of unproved properties that were transferred into the full cost pool when the properties were determined to have proved reserves, internal costs directly related to acquisition, development and exploration activities, asset retirement costs and capitalized interest. Under the full cost method, both dry hole costs and geological and geophysical costs were capitalized into the full cost pool, which was subject to amortization and was periodically assessed for impairment through a ceiling test calculation discussed below.

Under full cost accounting, capitalized costs associated with proved reserves were amortized over the life of the proved reserves using the unit of production method. Conversely, capitalized costs associated with unproved properties were excluded from the amortizable base until these properties were evaluated or determined that the costs were impaired. On a quarterly basis, unproved property costs were transferred into the amortizable base when properties were determined to have proved reserves. If costs were determined to be impaired, the amount of any impairment was transferred to the full cost pool if an oil or natural gas reserve base exists, or was expensed if a reserve base has not yet been created. The amortizable base included future development costs; dismantlement, restoration and abandonment costs, net of estimated salvage values; and geological and geophysical costs incurred that could not be associated with specific unevaluated properties or prospects in which we owned a direct interest.

Under full cost accounting, capitalized costs in each country, net of related deferred income taxes, were limited to a ceiling based on the present value of future net revenues from proved reserves less estimated future capital expenditures, discounted at 10 percent, plus the cost of unproved oil and natural gas properties not being amortized, less related income tax effects.  Prior to the Acquisition, this ceiling test calculation was performed each quarter.  The prices used when performing the ceiling test were based on the unweighted arithmetic average of the price on the first day of each month within the 12-month period prior to the end of the reporting period. These prices were required to be held constant over the life of the reserves, even though actual prices of oil and natural gas changed from period to period.  If total capitalized costs exceeded the ceiling, a writedown of capitalized costs to the ceiling was required. Any required write-down was included as a ceiling test charge in the consolidated income statement and as an increase to accumulated depreciation, depletion and amortization on the consolidated balance sheet. The present value of future net revenues used for these ceiling test calculations excluded the impact of derivatives and the estimated future cash outflows associated with asset retirement liabilities related to proved developed reserves.

Property, Plant and Equipment (Other than Oil and Natural Gas Properties)

Our property, plant and equipment, other than our assets accounted for under the successful efforts method, are recorded at their original cost of construction or, upon acquisition, at the fair value of the assets acquired. We capitalize the major units of property replacements or improvements and expense minor items. We depreciate our non-oil and natural gas property, plant and equipment using the straight-line method over the useful lives of the assets which range from three to 15 years.

Accounting for Asset Retirement Obligations

We record a liability for legal obligations associated with the replacement, removal or retirement of our long-lived assets in the period the obligation is incurred and is estimable. Our asset retirement liabilities are initially recorded at their estimated fair value with a corresponding increase to property, plant and equipment. This increase in property, plant and equipment is then depreciated over the useful life of the asset to which that liability relates. An ongoing expense is recognized for changes in the value of the liability as a result of the passage of time, which we record as depreciation, depletion and amortization expense in our consolidated income statement.

Accounting for Long-Term Incentive Compensation

We measure the cost of long-term incentive compensation based on the grant date fair value of the award.  Awards issued under these programs are recognized as either equity awards or liability awards based on their characteristics.  Expense is recognized in our consolidated financial statements as general and administrative expense over the requisite service period, net of estimated forfeitures. See Note 8 for further discussion of our long-term incentive compensation.

Environmental Costs, Legal and Other Contingencies

Environmental Costs. We record environmental liabilities at their undiscounted amounts on our consolidated balance sheet in other current and long-term liabilities when our environmental assessments indicate that remediation efforts are probable and the costs can be reasonably estimated. Estimates of our environmental liabilities are based on current available facts, existing technology and presently enacted laws and regulations, taking into consideration the likely effects of other societal and economic factors, and include estimates of associated legal costs. These amounts also consider prior experience in remediating contaminated sites, other companies’ clean-up experience and data released by the Environmental Protection Agency (EPA) or other organizations. Our estimates are subject to revision in future periods based on actual costs or new circumstances. We capitalize costs that benefit future periods and we recognize a current period charge in general and administrative expense when clean-up efforts do not benefit future periods.

We evaluate any amounts paid directly or reimbursed by government sponsored programs and potential recoveries or reimbursements of remediation costs from third parties, including insurance coverage, separately from our liability. Recovery is evaluated based on the creditworthiness or solvency of the third party, among other factors. When recovery is assured, we record and report an asset separately from the associated liability on our consolidated balance sheet.

Legal and Other Contingencies.  We recognize liabilities for legal and other contingencies when we have an exposure that indicates it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. Where the most likely outcome of a contingency can be reasonably estimated, we accrue a liability for that amount. Where the most likely outcome cannot be estimated, a range of potential losses is established and if no one amount in that range is more likely than any other to occur, the low end of the range is accrued.

Derivatives

We enter into derivative contracts on our oil and natural gas products primarily to stabilize cash flows and reduce the risk and financial impact of downward commodity price movements on commodity sales.  We also use derivatives to reduce the risk of variable interest rates.  Derivative instruments are reflected on our balance sheet at their fair value as assets and liabilities. We classify our derivatives as either current or non-current assets or liabilities based on their anticipated settlement date. We net derivative assets and liabilities with counterparties where we have a legal right of offset.

All of our derivatives are marked-to-market each period and changes in the fair value of our commodity based derivatives, as well as any realized amounts, are reflected as operating revenues.  Changes in the fair value of our interest rate derivatives are reflected as interest expense.  We classify cash flows related to derivative contracts based on the nature and purpose of the derivative. As the derivative cash flows are considered an integral part of our oil and natural gas operations, they are classified as cash flows from operating activities. In our consolidated balance sheet, receivables and payables resulting from the settlement of our derivative instruments are reported as trade receivables and payables. See Note 4 for a further discussion of our derivatives.

Income Taxes

On December 31, 2014, we simplified our structure and as a result became a division of a corporation subject to federal and state income taxes. From May 25, 2012 to December 31, 2014, we were a limited liability company, treated as a partnership for federal and state income tax purposes, with income tax liabilities and/or benefits passed through to our member.

The realization of our deferred tax assets depends on recognition of sufficient future taxable income during periods in which those temporary differences are deductible. We reduce deferred tax assets by a valuation allowance when, based on our estimates, it is more likely than not that a portion of those assets will not be realized in a future period. The estimates utilized in recognition of deferred tax assets are subject to revision, either up or down, in future periods based on new facts or circumstances. In evaluating our valuation allowances, we consider the reversal of existing temporary differences, the existence of taxable income in eligible carryback years, various tax-planning strategies and future taxable income, the latter two of which involve the exercise of significant judgment. Changes to our valuation allowances could materially impact our results of operations.

Prior to the Acquisition, the predecessor’s taxable income or loss was included in El Paso’s U.S. federal and certain state returns and we recorded income taxes on a separate return basis in our financial statements as if we had filed separate income tax returns under our then existing structure for the periods presented in accordance with a tax sharing agreement between us and El Paso. Under that agreement El Paso paid all consolidated U.S. federal and state income tax directly to the appropriate taxing jurisdictions and, under a separate tax billing agreement, El Paso billed or was refunded for their portion of these income taxes. In certain states, the predecessor filed and paid taxes directly to the state taxing authorities.